Restructuring Charges (Changes in Accrued Restructuring Charges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		¥ 32,841	¥ 23,674	¥ 20,801
Restructuring costs		24,710	33,005	22,379
Non-cash charges		(100)	(2,731)	(2,233)
Cash payments		(30,088)	(21,705)	(16,302)
Adjustments		(805)	598	(971)
Accrued restructuring charges, ending balance		26,558	32,841	23,674
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		25,740	19,486	11,634
Restructuring costs		22,957	24,449	18,999
Cash payments		(23,385)	(19,150)	(9,950)
Adjustments		(674)	955	(1,197)
Accrued restructuring charges, ending balance		24,638	25,740	19,486
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	100	2,731	2,233
Non-cash charges	[1]	(100)	(2,731)	(2,233)
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance		7,101	4,188	9,167
Restructuring costs		1,653	5,825	1,147
Cash payments		(6,703)	(2,555)	(6,352)
Adjustments		(131)	(357)	226
Accrued restructuring charges, ending balance		¥ 1,920	¥ 7,101	¥ 4,188

[1]	Significant asset impairments excluded from restructuring charges are described in Note 13.